Shareholders' Equity (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
PRC statutory reserve funds	$ 75	¥ 488	¥ 441
Unreserved retained earnings	15,653	101,840	85,293
Total retained earnings	$ 15,728	¥ 102,328	¥ 85,734